Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Revenue by Segments

The following table presents revenue by segments for the six months ended June 30, 2025 and 2026, respectively:

	For the Six Months Ended June 30, 2025
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	2,716,933	4,957,064	7,673,997
Cost of revenue and related tax	(2,476,181)	(3,675,973)	(6,152,154)
Gross profit	240,752	1,281,091	1,521,843
Net loss	(1,839,227)	(7,060,868)	(8,900,095)
	For the Six Months Ended June 30, 2026
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	5,022,869	5,702,452	10,725,321
Cost of revenue and related tax	(6,423,019)	(3,270,082)	(9,693,101)
Gross (loss) profit	(1,400,150)	2,432,360	1,032,220
Net loss	(9,284,794)	(4,282,293)	(13,567,087)

Schedule of Identifiable Long-Lived Assets, Net
	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Identifiable long-lived assets, net:
IT related solution services	654,088	503,145
Educational content service and other services	17,920,312	10,190,689
Total	18,574,400	10,693,834